Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation	STOCK-BASED COMPENSATION
2017 Stock Incentive Plan
The Board adopted the 2017 Stock Incentive Plan (the "2017 Plan") in February 2017, and the stockholders approved the 2017 Plan in March 2017. The 2017 Plan was most recently amended in March 2020.
As of September 30, 2020, there were an aggregate of 1,064,648 shares of common stock issuable upon the exercise of outstanding options under the 2017 Plan. Any options or awards outstanding under the 2017 Plan remain outstanding and effective.
2020 Equity Incentive Plan
In April 2020, the 2020 Equity Incentive Plan (the "2020 Plan") became effective, and, as a result, no further awards will be made under the 2017 Plan. The 2020 Plan provides for the grant of stock options qualifying as incentive stock options ("ISOs"), to employees and for the grant of nonstatutory stock options ("NSOs"), restricted stock awards, restricted stock unit awards, stock appreciation rights, performance stock awards and other forms of stock compensation to employees, consultants and directors. The 2020 Plan also provides for the grant of performance cash awards to employees, consultants and directors. Any previously granted awards under the 2017 Plan will remain outstanding in accordance with their respective terms.
In March 2020, the Board approved an aggregate of 1,991,530 options under the 2020 Plan. No shares of common stock have been issued under the 2020 Plan. As of September 30, 2020, the number of shares of common stock reserved for issuance under the 2020 Plan was 1,991,530. The number of shares of common stock initially reserved for issuance under the 2020 Plan is the sum of (i) 1,002,874 new shares of common stock, plus (ii) an additional number of shares not to exceed 2,104,937 shares, consisting of (A) the number of shares remaining available for issuance under the 2017 Plan when the 2020 Plan became effective and (B) the number of shares of common stock subject to outstanding awards under the 2017 Plan when the 2020 Plan became effective that thereafter expire or are forfeited, canceled, withheld to satisfy tax withholding or to purchase or exercise an award, reacquired by the Company or are otherwise terminated. The number of shares of common stock reserved for issuance under the 2020 Plan will automatically increase on January 1 of each year, for a period of ten years, from January 1, 2021 continuing through January 1, 2030, by 4.0% of the total number of shares of common stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares as may be determined by the Board.
As of September 30, 2020, there were an aggregate of 1,419,504 shares of common stock issuable upon the exercise of outstanding options under the 2020 Plan. Additionally, there were an aggregate of 572,026 shares reserved for future issuance under the 2020 Plan.
Stock Options
A summary of option activity during the nine months ended September 30, 2020 is as follows (in thousands except share and per share data):

	NUMBER OF OPTIONS	WEIGHTED-AVERAGE EXERCISE PRICE	WEIGHTED-AVERAGE REMAINING CONTRACTUAL TERM (IN YEARS)	AGGREGATE INTRINSIC VALUE
Outstanding as of December 31, 2019	1,164,017	$0.35	8.64	$144
Granted	1,419,504	18.90
Exercised	(96,339)	0.33		$2,173
Expired	(3,030)	0.16
Outstanding as of September 30, 2020	2,484,152	$10.95	8.85	$68,959

Options exercisable as of December 31, 2019	608,156	$0.29	8.17	$112
Options exercisable as of September 30, 2020	694,023	$0.49	7.61	$26,436

As of September 30, 2020 and 2019, respectively, there was $18.5 million and $0.2 million of unrecognized stock-based compensation expense related to unvested stock options, which is being recognized over a period of 3.23 years as of September 30, 2020.
Shares of Restricted Common Stock
The Company has granted shares of restricted common stock with time-based vesting conditions. A summary of restricted stock activity during the nine months ended September 30, 2020 is as follows:

NINE MONTHS ENDED SEPTEMBER 30,
2020
Unvested at the beginning of the period	34,557
Vested or released	(34,557)
Unvested at the end of the period	—

During the nine months ended September 30, 2020 and 2019, respectively, there was $0 and less than $1,000 of unrecognized stock-based compensation expense related to unvested restricted stock. There is no unvested restricted stock as of September 30, 2020.
Stock-Based Compensation Expense
Total stock-based compensation expense recorded for employees, directors and non-employees during the nine months ended September 30, 2020 and 2019 was as follows (in thousands):

	THREE MONTHS ENDED SEPTEMBER 30,		NINE MONTHS ENDED SEPTEMBER 30,
	2020	2019	2020	2019
Research and development	$465	$8	$786	$21
General and administrative	959	9	1,789	20
Total stock-based compensation expense	$1,424	$17	$2,575	$41

STOCK-BASED COMPENSATION
2017 Plan
The Company adopted the Keros Therapeutics, Inc. 2017 Stock Incentive Plan (the “2017 Plan”) on February 2, 2017 for the issuance of stock options and other stock-based awards. On January 2, 2018, the 2017 Plan was amended to increase the number of shares of common stock authorized to be issued from 691,444 to 895,102. On October 9, 2018, the 2017 Plan was amended to increase the number of shares of common stock authorized to be issued to 931,963, and on March 4, 2019, the 2017 Plan was amended such that the number of shares of common stock authorized to be issued was increased to 1,362,087. Shares that are expired, terminated, surrendered or canceled under the 2017 Plan without having been fully exercised will be available for future awards. In addition, shares of common stock that are tendered to the Company by a participant to exercise an award are added to the number of shares of common stock available for the grant of awards. There were 31,333 and 64,088 shares available for future grant under the 2017 Plan as of December 31, 2018 and 2019, respectively.
The 2017 Plan is administered by the Board. The exercise prices, vesting and other restrictions are determined at the discretion of the Board, except that the exercise price per share of incentive stock options may not be less than 100% of the fair market value of the common stock on the date of grant. Stock options awarded under the 2017 Plan expire ten years after the grant date, unless the Board sets a shorter term. Vesting periods for awards under the plans are determined at the discretion of the Board. Incentive stock options granted to employees and shares of restricted stock awards granted to employees, officers, members of the Board, advisors, and consultants of the Company typically vest over four years. Non-statutory options and shares of restricted stock awards granted to employees, officers, members of the Board, advisors, and consultants of the Company typically vest over three or four years.
The Company granted options to purchase 722,992 and 470,909 shares of common stock during the years ended December 31, 2018 and 2019, respectively. The Company recorded stock-based compensation expense for options granted of $0.1 million during each of the years ended December 31, 2018 and 2019. During the years ended December 31, 2018 and 2019, the Company granted no shares of restricted stock. The Company recorded stock-based compensation expense for restricted stock of less than $1,000 during each of the years ended December 31, 2018 and 2019.
Stock Option Valuation
The assumptions that the Company used in Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted for the years ended December 31, 2018 and 2019 were as follows:

	YEAR ENDED DECEMBER 31,
	2018	2019
Weighted-average risk-free interest rate	2.70%	1.99%
Expected term (in years)	5.49	6.05
Expected volatility	74.55%	74.71%
Expected dividend yield	0.00%	0.00%
Fair value of underlying common stock	$0.19	$0.32

A summary of option activity under the 2017 Plan during the years ended December 31, 2018 and 2019 is as follows (in thousands except share and per share data):

	NUMBER OF OPTIONS	WEIGHTED- AVERAGE EXERCISE PRICE	WEIGHTED-AVERAGE REMAINING CONTRACTUAL TERM (IN YEARS)	AGGREGATE INTRINSIC VALUE
Outstanding as of December 31, 2017	193,511	$0.10	9.20	$38
Granted	722,992	0.30
Exercised	(51,591)	0.16		$7
Cancelled or forfeited	(13,288)	0.30
Expired	(2,585)	0.30
Outstanding as of December 31, 2018	849,039	$0.26	9.10	$31
Granted	470,909	0.47
Exercised	(82,387)	0.16		$26
Cancelled or forfeited	(73,544)	0.36
Outstanding as of December 31, 2019	1,164,017	$0.35	8.64	$144
Options exercisable as of December 31, 2018	424,279	$0.27	9.08	$12
Options exercisable as of December 31, 2019	608,156	$0.29	8.17	$112

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock.
The weighted-average grant date fair value of options granted during each of the years ended December 31, 2018 and 2019 was $0.1 million. As of December 31, 2018 and 2019, respectively, there was $0.1 million of unrecognized stock-based compensation expense related to unvested stock options. The unrecognized stock-based compensation expense is estimated to be recognized over a period of 3.0 years as of December 31, 2019.
The total fair value of options vested during the years ended December 31, 2018 and 2019, was $0.1 million and less than $0.1 million, respectively.
Shares of Restricted Common Stock
The Company has granted shares of restricted common stock with time-based vesting conditions. A summary of restricted stock activity under the 2017 Plan during the years ended December 31, 2018 and 2019 is as follows:

	YEAR ENDED DECEMBER 31,
	2018	2019
Unvested at the beginning of the year	241,897	138,227
Vested or released	(103,670)	(103,670)
Unvested at the end of the year	138,227	34,557

As of December 31, 2018 and 2019, respectively, there was less than $1,000 of unrecognized stock-based compensation expense related to unvested restricted stock. The unrecognized stock-based compensation expense is estimated to be recognized over a period of 0.3 years as of December 31, 2019.
The total fair value of restricted stock vested during the years ended December 31, 2018 and 2019 was de minimis.
Stock-Based Compensation Expense
Total stock-based compensation expense recorded as research and development and general and administrative expenses, respectively, for employees, directors and non-employees during the years ended December 31, 2018 and 2019 is as follows (in thousands):

	YEAR ENDED DECEMBER 31,
	2018	2019
Research and development	$30	$31
General and administrative	51	28
Total stock-based compensation expense	$81	$59